Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr (1)	SFr 7
Proceeds from transfer of assets	3,632	3,568
Cash received on interests that continue to be held	19	23
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(4)	(4)
Proceeds from transfer of assets	8,045	16,765
Purchases of previously transferred financial assets or their underlying collateral	(1)	(1)
Servicing fees	1	1
Cash received on interests that continue to be held	116	406
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	48	58
Proceeds from transfer of assets	4,801	3,950
Purchases of previously transferred financial assets or their underlying collateral	(389)	(232)
Servicing fees	74	67
Cash received on interests that continue to be held	3	1
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	(1)	7
Proceeds from transfer of assets	3,632	3,568
Cash received on interests that continue to be held	19	23
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(4)	(4)
Proceeds from transfer of assets	8,045	16,765
Purchases of previously transferred financial assets or their underlying collateral	(1)	(1)
Servicing fees	1	1
Cash received on interests that continue to be held	116	406
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	48	58
Proceeds from transfer of assets	4,801	3,950
Purchases of previously transferred financial assets or their underlying collateral	(389)	(232)
Servicing fees	74	67
Cash received on interests that continue to be held	SFr 3	SFr 1